Apr-01-03 05:03pm From- T-347 P.002/003 F-433

Securities Operations

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CentNYS

NYSE

1-11690

03018114

RECD S.E.C.
APR 1 2003
1086

April 1, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, DEVELOPERS DIVERSIFIED REALTY CORPORATION, Depositary Shares (each representing 1/10th of a share of % Class G Cumulative Redeemable Preferred Shares), without par value and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on April 1, 2003. Tentative listing date – April 4, 2003.

Sincerely,

PROCESSED
APR 04 2003
THOMSON
FINANCIAL